Dreyfus/Standish Global Fixed Income Fund

Incorporated herein by reference are definitive versions of the above-referenced funds' prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 25, 2014 (SEC Accession No. 0000899681-14-000825 ).